Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investment [Line Items]
Beginning balance	¥ 18,369		¥ 9,839
Additions	19,400		10,090
Shares of results of equity method investees	(4,353)		(1,560)
Fair value gain	348
Ending balance	33,764	$ 4,626	18,369
Equity method investments [Member]
Investment [Line Items]
Beginning balance	13,450		6,920
Additions	14,800		8,090
Shares of results of equity method investees	(4,353)		(1,560)
Ending balance	23,897		13,450
Equity investments without readily determinable fair values [Member]
Investment [Line Items]
Beginning balance	2,919		2,919
Additions	4,600
Ending balance	7,519		2,919
Debt security investments [Member]
Investment [Line Items]
Beginning balance	2,000		0
Additions			2,000
Fair value gain	348
Ending balance	¥ 2,348		¥ 2,000